INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of components of the TRS's income tax provision
TRS Holdings’ income tax provision (continuing and discontinued operations) consisted of the following for the years ended December 31, 2015, 2014 and 2013 ($ in thousands):

	For the year ended December 31,
	2015	2014	2013
Current - continuing operations	$(11)	$240	$—
Current - discontinued operations held for sale	(154)	89	115
Deferred - continuing operations	—	—	—
Deferred - discontinued operations held for sale	2,093	(1,372)	61
Total income tax expense (benefit)	$1,928	$(1,043)	$176

Schedule of U.S. tax jurisdiction and the tax effects of temporary differences on their respective net deferred tax assets and liabilities
The following table presents the U.S. tax jurisdiction and the tax effects of temporary differences on the respective net deferred tax assets and liabilities of TRS Holdings ($ in thousands):

	As of December 31,
	2015	2014
Deferred tax assets
Mortgage servicing rights	$4,083	$2,844
Net operating loss carryforward	2,906	1,465
Other temporary differences	1,762	1,055
Sub-total-deferred tax assets	8,751	5,364
Deferred tax liabilities
Basis difference in assets from acquisition of ACRE Capital	(2,709)	(2,654)
Components of gains from mortgage banking activities	(9,344)	(4,046)
Amortization of intangible assets	(297)	(170)
Sub-total-deferred tax liabilities	(12,350)	(6,870)
Net deferred tax liability	$(3,599)	$(1,506)

Schedule of reconciliation of the TRS's effective tax rate determined using the TRS's statutory U.S. federal tax rate

	For the year ended December 31,
	2015	2014	2013
Federal statutory rate	35.0%	35.0%	35.0%
State income taxes	3.6%	2.4%	5.7%
Federal benefit of state tax deduction	(1.3)%	(0.8)%	(2.0)%
Effective tax rate	37.3%	36.6%	38.7%